CASH GENERATED FROM OPERATIONS	12 Months Ended
Jun. 30, 2020
Cash generated from operations [abstract]
Cash generated from operations
Amounts in R million	Note	2020	2019	2018

Profit for the year		635.0	78.5	6.5
Adjusted for
Income tax	18	343.9	26.6	25.9
Depreciation	9	270.8	169.1	168.0
Movement in gold in process and finished inventories - Gold Bullion	5.1	(3.1)	(32.6)	(24.5)
Change in estimate of environmental rehabilitation	11	(21.9)	(60.0)	(2.9)
Environmental rehabilitation payments	11	(8.1)	(10.9)	(3.4)
Share-based payment expense	5.3	224.1	21.4	17.2
(Gain)/loss on disposal of property, plant and equipment	5.2	(0.7)	(5.8)	0.6
Finance income	6	(109.8)	(58.3)	(38.8)
Finance expense	7	68.8	78.4	58.4
Other non-cash items		2.6	1.8	1.3

Operating cash flows before other changes		1,401.6	208.2	208.3

Changes in		(92.0)	73.8	14.6
Trade and other receivables		(79.0)	22.5	22.2
Consumable stores and stockpiles		(26.4)	(24.8)	(28.2)
Payments made under protest	24	(10.6)	(11.7)	(27.4)
Trade and other payables and employee benefits		24.0	87.8	48.0

Cash generated from operations		1,309.6	282.0	222.9